SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) ₪ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 17, 2024 USD ($)	Nov. 30, 2019
Significant Accounting Policies [Line Items]
Intangible assets, amortization method		straight-line method
Accumulated other comprehensive income (loss), currency forward and option, net of tax	$ 3,038	$ 3,038	$ (2,670)
Derivative asset					$ 259,300
Percentage Of Severance Benefits Covered By Contributory Funded Contract Type Corporate Pension Plans		8.33%
Severance expenses		$ 9,526	8,447	$ 7,836
Deposits in other long-term assets	5,960	5,960	5,131
Accrued severance payable liability	$ 9,115	$ 9,115	8,337
Maximum annual contribution per employee		not greater than $23.0 per year
Defined contribution plan per year | ₪ / shares	$ 13.8
Defined contribution plan, employer matching contribution, percent of employees' gross pay		100.00%
Matching contribution expense		$ 7,181	6,575	5,629
Marketing expenses		46,877	35,625	34,438
Retained earnings	$ (126,657)	(126,657)	(33,196)
Aggregate amount of the transaction price allocated to remaining performance obligation	$ 1,386,000	$ 1,386,000
Revenue remaining performance obligations percentage	60.00%	60.00%
Prepaid expenses and other current assets	$ 45,292	$ 45,292	31,550
Other long-term assets	258,531	258,531	214,816
Amortization of deferred contract costs		64,740	56,071
Payments of Stock Issuance Costs		190	0	0
Unbilled Contracts Receivable Non Current	5,580	5,580	1,000
Unbilled receivables	37,495	37,495	20,194
Recognized deferred revenues		397,998
Additional paid-in capital	2,494,158	2,494,158	827,260
Equity securities without readily determinable fair value, Amount	$ 3,546	3,546	3,566
Net unrealized gains, related to revaluation of investments in privately held companies		(16)	1,313
Net realized gains, related to selling of investments in privately held companies		$ 0	1,444
Impairment			$ 2,067
Convertible Senior Note [Member]
Significant Accounting Policies [Line Items]
Effective interest rate						0.00%
USD deposits [Member]
Significant Accounting Policies [Line Items]
Weighted average rate, deposit short term	5.50%	5.50%	6.40%
NIS deposits [Member]
Significant Accounting Policies [Line Items]
Weighted average rate, deposit short term	4.50%	4.50%	4.70%
Deferred contract costs [Member]
Significant Accounting Policies [Line Items]
Prepaid expenses and other current assets	$ 1,043	$ 1,043	$ 696
Other long-term assets	197,807	$ 197,807	166,733
Software [Member]
Significant Accounting Policies [Line Items]
Useful Life Of Finite Lived Intangible Asset		5 years
First Three Percent Pay Contribution [Member]
Significant Accounting Policies [Line Items]
Defined contribution plan, employer matching contribution, percent of match		100.00%
Defined contribution plan, employer matching contribution, percent of employees' gross pay		3.00%
Next Two Percent Contribution [Member]
Significant Accounting Policies [Line Items]
Defined contribution plan, employer matching contribution, percent of match		50.00%
Defined contribution plan, employer matching contribution, percent of employees' gross pay		2.00%
Employees Over Fifty Years [Member]
Significant Accounting Policies [Line Items]
Defined contribution plan per year | $ / shares		$ 30.5
Minimum [Member]
Significant Accounting Policies [Line Items]
Useful Life Of Finite Lived Intangible Asset		2 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Useful Life Of Finite Lived Intangible Asset		12 years
Foreign Exchange Forward and Option [Member]
Significant Accounting Policies [Line Items]
Notional amounts	94,592	$ 94,592
Fair value of derivative asset	3,477	3,477	6
Foreign Exchange Forward and Option [Member] | Derivative Liabilities [Member]
Significant Accounting Policies [Line Items]
Fair value of derivative liability	26	26	996
Foreign Exchange Forward [Member]
Significant Accounting Policies [Line Items]
Financial Income Expenses Hedging Transaction		4,494	(1,051)	$ 2,281
Foreign Exchange Forward [Member] | Derivative Assets [Member]
Significant Accounting Policies [Line Items]
Fair value of derivative asset	3,137	3,137	3,074
fair value of derivative instruments liabilities	98	98	$ 40
Foreign Exchange Forward [Member] | Derivative Liabilities [Member]
Significant Accounting Policies [Line Items]
Notional amounts	$ 129,250	$ 129,250